Commitments and Contingencies - Litigation and Regulatory Matters (Details) ¥ in Billions												1 Months Ended		12 Months Ended
	Oct. 01, 2015 USD ($)	Aug. 12, 2015 USD ($)	Jan. 28, 2015 USD ($)	Dec. 30, 2014 USD ($) residential_mortgage_backed_securities_transaction	Sep. 02, 2014 trust summon	Aug. 27, 2014 USD ($)	Aug. 27, 2014 JPY (¥)	Dec. 06, 2013 USD ($) offering	May 28, 2013 USD ($)	Oct. 19, 2012 USD ($)	Dec. 23, 2009 complaint mortgage_backed_securities_offering	Apr. 30, 2010 USD ($)	Apr. 30, 2010 JPY (¥)	Dec. 31, 2015 USD ($) trust	Dec. 31, 2014 USD ($)	Jul. 30, 2014 USD ($)	Aug. 29, 2011 USD ($)	Jan. 14, 2011 USD ($) offering
Loss Contingencies [Line Items]
Litigation settlement expense														$ 1,200,000,000	$ 16,400,000,000
Debt securities carried at fair value														305,773,000,000	284,274,000,000
Mortgage Backed Securities
Loss Contingencies [Line Items]
Debt securities carried at fair value														$ 250,276,000,000	$ 187,741,000,000
Ambac Countrywide Litigation, Claim One
Loss Contingencies [Line Items]
Damages sought (more than)									$ 2,200,000,000
Ambac Countrywide Litigation, Claim Two
Loss Contingencies [Line Items]
Damages sought (more than)				$ 600,000,000
Number of partially insured residential mortgage backed securities backed by negative amortization pay option adjustable-rate mortgage loans | residential_mortgage_backed_securities_transaction				8
Number of partially insured residential mortgage backed securities backed by negative amortization pay option adjustable-rate mortgage loans issued and underwritten by non-parties | residential_mortgage_backed_securities_transaction				7
Ambac Countrywide Litigation, Claim Three
Loss Contingencies [Line Items]
Damages sought (more than)				$ 350,000,000
Number of partially insured residential mortgage backed securities backed by negative amortization pay option adjustable-rate mortgage loans issued and underwritten by non-parties | residential_mortgage_backed_securities_transaction				5
In Re Payment Card Interchange Fee and Merchant Discount Anti-Trust Litigation (Interchange)
Loss Contingencies [Line Items]
Total litigation settlement for group of defendants										$ 6,600,000,000
Distribution to class merchants, as a percentage of default										0.10%
Period of default										8 months
U.S. Dollar LIBOR Contributions Litigation
Loss Contingencies [Line Items]
Total litigation settlement for group of defendants			$ 180,000,000
Additional total litigation settlement for group of defendants	$ 7,500,000
Montgomery Litigation
Loss Contingencies [Line Items]
Number of offerings at issue | offering																		3
Alleged proceeds from issuance of preferred stock																		$ 15,800,000,000
FHLB Seattle Litigation
Loss Contingencies [Line Items]
Number of separate complaints against different defendants | complaint											4
Number of MBS offerings | mortgage_backed_securities_offering											12
Luther Class Action Settlement
Loss Contingencies [Line Items]
Number of MBS offerings | offering								429
Settlement payment								$ 500,000,000
Luther Class Action Settlement | Mortgage Backed Securities
Loss Contingencies [Line Items]
Debt securities carried at fair value								$ 350,000,000,000
U.S. Bank Litigation
Loss Contingencies [Line Items]
Loans and leases original balance																	$ 1,750,000,000
Subset of loans and leases original balance (more than)																	$ 100,000,000
U.S. Bank Summonses with Notice Litigation
Loss Contingencies [Line Items]
Number of trusts involved in settlement agreement | trust					7
Number of claims filed | summon					7
Number of complaints served on trusts involved in settlement agreement | trust														4
O'Donnell Litigation
Loss Contingencies [Line Items]
Estimated litigation liability																$ 1,300,000,000
Pennsylvania Public School Employees' Retirement System [Member]
Loss Contingencies [Line Items]
Settlement payment		$ 335,000,000
Takefuji Settlement
Loss Contingencies [Line Items]
Settlement payment						$ 135,000,000	¥ 14.5
Loss incurred by plaintiff												$ 270,000,000	¥ 29.0
Interest rate						5.00%	5.00%
Minimum
Loss Contingencies [Line Items]
Estimate of possible loss														$ 0
Maximum
Loss Contingencies [Line Items]
Estimate of possible loss														$ 2,400,000,000